Pacer Trendpilot® International ETF (PTIN)
Pacer Emerging Markets Cash Cows 100 ETF (ECOW)
(collectively, the “Funds”),
each a series of Pacer Funds Trust

Supplement dated March 3, 2020 to the
Statement of Additional Information (“SAI”), dated April 30, 2019

The following replaces the third and fourth paragraphs of the “Purchase and Redemption of Shares in Creation Units – Procedures for Purchase of Creation Units” section on page 25 of the SAI.

Except as otherwise set forth in this SAI, the order cut-off time for the Pacer Trendpilot® International ETF and the Pacer Emerging Markets Cash Cows 100 ETF (each a “T-1 Fund” and collectively, the “T-1 Funds”) for orders to purchase Creation Units on the same Business Day is 4:00 p.m. Eastern Time. In addition, orders to purchase Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. Such times may be modified by the T-1 Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” Future Dated Trades to purchase or redeem Creation Units will have an Order Placement Date of the Business Day following the day on which such an order is submitted.

The order cut-off time for orders to purchase Creation Units for each Fund other than the T-1 Funds is expected to be 4:00 p.m. Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants.

The following replaces the first and second paragraphs of the “Purchase and Redemption of Shares in Creation Units – Procedures for Redemption of Creation Units” section on pages 28-29 of the SAI.

Procedures for Redemption of Creation Units. Except as otherwise set forth in this SAI, orders to redeem Creation Units of the T-1 Funds on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. In addition, orders to redeem Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The order cut-off time for orders to redeem Creation Units for each Fund other than the T-1 Funds is expected to be 4:00 p.m. Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants.

Please retain this Supplement with your SAI for future reference.

Pacer Trendpilot® European Index ETF (PTEU)
Pacer Global Cash Cows Dividend ETF (GCOW)
Pacer Developed Markets International Cash Cows 100 ETF (ICOW)
Pacer Autopilot Hedged European Index ETF (PAEU)
Pacer International Export Leaders ETF (PIEL)
(collectively the “Funds”),
each a series of Pacer Funds Trust

Supplement dated March 3, 2020 to the
Statement of Additional Information (“SAI”), dated August 31, 2019

The following replaces the third and fourth paragraphs of the “Purchase and Redemption of Shares in Creation Units – Procedures for Purchase of Creation Units” section on page 37 of the SAI.

Except as otherwise set forth in this SAI, the order cut-off time for the Pacer Trendpilot® European Index ETF, Pacer Autopilot Hedged European Index ETF, Pacer Global Cash Cows Dividend ETF, Pacer International Export Leaders ETF, and Pacer Developed Markets International Cash Cows 100 ETF (each a “T-1 Fund” and collectively, the “T-1 Funds”) for orders to purchase Creation Units on the same Business Day is 4:00 p.m. Eastern Time. In addition, orders to purchase Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. Such times may be modified by the T-1 Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” Future Dated Trades to purchase or redeem Creation Units will have an Order Placement Date of the Business Day following the day on which such an order is submitted.

The order cut-off time for orders to purchase Creation Units for each Fund other than the T-1 Funds is expected to be 4:00 p.m. Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants.

The following replaces the first and second paragraphs of the “Purchase and Redemption of Shares in Creation Units – Procedures for Redemption of Creation Units” section on page 40 of the SAI.

Procedures for Redemption of Creation Units. Except as otherwise set forth in this SAI, orders to redeem Creation Units of the T-1 Funds on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. In addition, orders to redeem Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The order cut-off time for orders to redeem Creation Units for each Fund other than the T-1 Funds is expected to be 4:00 p.m. Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants.

Please retain this Supplement with your SAI for future reference.

Pacer CSOP FTSE China A50 ETF (AFTY)
(the “Fund”),
a series of Pacer Funds Trust

Supplement dated March 3, 2020 to the
Statement of Additional Information (“SAI”), dated January 22, 2020

The following replaces the second paragraph of the “Purchase and Redemption of Shares in Creation Units – Procedures for Purchase of Creation Units” section on page 28 of the SAI.

All orders to purchase Shares directly from the Fund (a “T-1 Fund”) must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Fund for orders to purchase Creation Units on the same Business Day is 4:00 p.m. Eastern Time. In addition, orders to purchase Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. Such times may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time or such earlier time as may be designated by the Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” Future Dated Trades to purchase or redeem Creation Units will have an Order Placement Date of the Business Day following the day on which such an order is submitted.

The following replaces the first paragraph of the “Purchase and Redemption of Shares in Creation Units – Procedures for Redemption of Creation Units” section on page 31 of the SAI.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units of the Fund on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. In addition, orders to redeem Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

Please retain this Supplement with your SAI for future reference.